Derivative Warrant Liabilities (Q3) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 d Item $ / shares shares	Dec. 31, 2022 Day item $ / shares shares	Dec. 31, 2021 shares	Feb. 09, 2021 $ / shares	Dec. 31, 2020 shares
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares) | shares	8,216,330	8,216,330	8,216,330		0
Exercise price of warrants (in dollars per share)		$ 11.5		$ 11.5
Restrictions on transfer period of time after business combination completion	30 days	30 days
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares) | shares	9,660,000	9,660,000			0
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	12 months	12 months
Public Warrants expiration term	5 years	5 years
Threshold period for filling registration statement after business combination	20	20
Maximum threshold period for registration statement to become effective after business combination	60	60
Exercise price of warrants (in dollars per share)	$ 11.5	$ 11.5
Share price (in dollars per share)	$ 9.2	$ 9.2
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	10	10
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Public Warrant [Member] | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member]
Class of Warrant or Right [Line Items]
Class of warrants exercise price adjustment percentage	115.00%	115.00%
Warrant redemption condition minimum share price (in dollars per share)	$ 18	$ 18
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Redemption period	30 days	30 days
Share price trigger used to measure dilution of warrant (in dollars per share)	$ 18	$ 18
Public Warrant [Member] | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member]
Class of Warrant or Right [Line Items]
Class of warrants exercise price adjustment percentage	180.00%	180.00%
Warrant redemption condition minimum share price (in dollars per share)	$ 10	$ 10
Warrant redemption condition minimum share price scenario two (in dollars per share)	18	18
Redemption price per public warrant (in dollars per share)	$ 0.1	$ 0.1
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Redemption period	30 days	30 days
Share price trigger used to measure dilution of warrant (in dollars per share)	$ 10	$ 10